Shareholders' equity, capital distribution and earnings per share - Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share
Net income (loss) attributable to shareholders of the company	$ 8,806	$ 11,885	$ 28,746
Weighted average number of ordinary shares outstanding (in shares)	2,821	3,021
Basic earnings per share (in USD per share)	$ 3.12	$ 3.93	$ 9.06
Diluted earnings per share
Net income (loss) attributable to shareholders of the company	$ 8,806	$ 11,885	$ 28,746
Weighted average number of ordinary shares outstanding, diluted (in shares)	2,827	3,027
Diluted earnings per share (in USD per share)	$ 3.11	$ 3.93	$ 9.03